RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ 148,000,000	$ (16,000,000)	$ (44,000,000)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	146,000,000	32,000,000	53,000,000
Reclassification adjustments for amounts recognized in net income	(146,000,000)	(30,000,000)	53,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(37,000,000)	(72,000,000)	13,000,000
Hedge ineffectiveness gain (loss)	18,000,000	7,000,000	(2,000,000)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	(2,000,000)	(11,000,000)	(5,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	41,000,000	(32,000,000)	(30,000,000)
Carrying value	640,000,000	391,000,000		$ 157	$ 132	€ 1,315	$ 141	$ 152	€ 1,572
Change in hedge ineffectiveness gain	$ 1,000,000	$ (3,000,000)	2,000,000
Derivative, average fixed interest rates	2.60%	1.30%		2.60%	2.60%	2.60%	1.30%	1.30%	1.30%
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 2,569,000,000	$ 2,815,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	325,000,000	559,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,536,000,000	1,679,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 1,641,000,000	$ 431,000,000